Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income (loss) and total assets, which include the following:

	December 31, 2025	December 31, 2024
Marketable securities held in Trust Account	$239,042,295	$—
Cash	$1,329,433	$—

	For the Year Ended December 31, 2025	For the Period from November 27, 2024 (Inception) Through December 31, 2024
General and administrative costs	$2,213,588	$18,571
Interest earned on marketable securities held in Trust Account	$7,892,295	$—